SUMMARIZES CHANGES IN WARRANTS OUTSTANDING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants
Outstanding at beginning of year	$ 18,102,771	$ 11,330,000
Warrant issuances	3,813,593	18,494,021
Warrant expiries	(2,108,750)	(11,721,250)
Outstanding at end of year	$ 19,807,614	$ 18,102,771
Weighted Average Price	$ 0.6033	$ 0.7088